Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	CREDIT SUISSE TRUST
Central Index Key	0000941568
Amendment Flag	false
Document Creation Date	Apr 16, 2013
Document Effective Date	Apr 29, 2013
Prospectus Date	May 1, 2013
Commodity Return Strategy Portfolio | Commodity Return Strategy Portfolio | Class 1
Risk/Return:
Trading Symbol	CCRSX

Commodity Return Strategy Portfolio | Commodity Return Strategy Portfolio
Commodity Return Strategy Portfolio
INVESTMENT OBJECTIVE
The portfolio seeks total return.
FEES AND PORTFOLIO EXPENSES

The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder fees (fees paid directly from your investment) N/A
Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commodity Return Strategy Portfolio Class 1
Management fee		0.50%
Distribution and service (12b-1) fee		0.25%
Other expenses	[1][2]	0.59%
Total annual portfolio operating expenses	[2]	1.34%
[1]	The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). "Other Expenses" include expenses of both the portfolio and the subsidiary.
[2]	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example (USD $)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Commodity Return Strategy Portfolio Class 1	136	425	734	1,613

PORTFOLIO TURNOVER

The computation of the portfolio's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the portfolio expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the portfolio could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index"). The portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. The portfolio gains exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the DJ-UBS Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity.

The portfolio may invest up to 25% of its total assets in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). The portfolio will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments are also expected to earn income for the Subsidiary.

The portfolio invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

The portfolio is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular instrument in the portfolio's portfolio may be significantly higher than 50% of the value of the investment. Investors in the portfolio should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY EXPOSURE RISKS

The portfolio's and the Subsidiary's investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.

CORRELATION RISK

Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the portfolio's commodity-linked derivative investments may result in the portfolio's performance diverging from the DJ-UBS Index, perhaps materially. For example, a structured note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the DJ-UBS Index that exceed the limits.

CREDIT RISK

The issuer of a debt instrument or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the portfolio's investment in that issuer.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio also may use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity exposure risks, correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from commodity-linked notes or swap agreements, from writing uncovered call options and from speculative short sales are unlimited.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

FOCUS RISK

The portfolio will be exposed to the performance of commodities in the DJ-UBS Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors. If the portfolio is exposed to a significant extent to a particular commodity or subset of commodities, the portfolio will be more exposed to the specific risks relating to such commodity or commodities and will be subject to greater volatility than if it were more broadly diversified among commodity sectors.

FUTURES CONTRACTS RISK

The risks associated with the portfolio's use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the portfolio has insufficient cash to meet margin requirements, the portfolio may need to sell other investments, including at disadvantageous times.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income instruments, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value.

LEVERAGING RISK

The portfolio may invest in certain derivatives that provide leveraged exposure. The portfolio's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the portfolio to lose more than the amount it invested in those instruments. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

LIQUIDITY RISK

Certain portfolio holdings, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

PORTFOLIO TURNOVER RISK

The portfolio expects to engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

STRUCTURED NOTE RISK

The value of a structured note will be influenced by time to maturity, level of supply and demand for the type of note, interest rate and market volatility, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the reference asset. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note.

SUBSIDIARY RISK

By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. These risks are described elsewhere in this Prospectus.

The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by Credit Suisse Asset Management, LLC ("Credit Suisse"), making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. The portfolio's Board of Trustees has oversight responsibility for the investment activities of the portfolio, including its investment in the Subsidiary, and the portfolio's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the portfolio.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to continue to operate as it does currently and could adversely affect the portfolio.

SWAP AGREEMENTS RISK

Swap agreements involve the risk that the party with whom the portfolio has entered into the swap will default on its obligation to pay the portfolio and the risk that the portfolio will not be able to meet its obligations to pay the other party to the agreement.

TAX RISK

In order to qualify as a Regulated Investment Company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be qualifying income. As a result, the portfolio's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy must be limited to a maximum of 10% of its gross income. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio's earnings and profits. If the portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the portfolio would be subject to diminished returns.

The portfolio has obtained a private letter ruling from the IRS confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Code. In addition, the IRS has issued a private letter ruling to the portfolio confirming that income derived from the portfolio's investment in its Subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity index-linked notes.

The IRS has recently announced an internal review of its regulatory approach with respect to commodity-related investments by U.S. mutual funds. The IRS has placed a moratorium on the issuance of any additional private letter rulings to U.S. mutual funds.

The IRS, after completion of its internal review, may significantly change its regulatory approach and adopt a regulatory approach to commodity-related investments resulting in significant restrictions on the portfolio's ability to invest as previously anticipated.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

PERFORMANCE

The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how portfolio performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time to that of a broad-based securities market index. The table also compares the portfolio's performance to the DJ-UBS Index, which is currently composed of futures contracts on 22 physical commodities. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

YEAR-BY-YEAR TOTAL RETURNS

YEAR ENDED 12/31: Best quarter: 16.74% (Q2 08) Worst quarter: -28.82% (Q4 08) Inception date: 2/28/06
AVERAGE ANNUAL TOTAL RETURNS
Average Annual Returns Commodity Return Strategy Portfolio	One Year 2012	Five Years 2008-2012	Life of Portfolio	Inception Date
Class 1	(2.09%)	(4.60%)	(0.21%)	Feb 28, 2006
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)	(1.06%)	(5.17%)	(0.71%)
STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)	16.00%	1.66%	3.77%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commodity Return Strategy Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND PORTFOLIO EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment) N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The computation of the portfolio's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the portfolio expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the portfolio could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). "Other Expenses" include expenses of both the portfolio and the subsidiary.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index"). The portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. The portfolio gains exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the DJ-UBS Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity.

The portfolio may invest up to 25% of its total assets in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). The portfolio will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments are also expected to earn income for the Subsidiary.

The portfolio invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

The portfolio is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular instrument in the portfolio's portfolio may be significantly higher than 50% of the value of the investment. Investors in the portfolio should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY EXPOSURE RISKS

The portfolio's and the Subsidiary's investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.

CORRELATION RISK

Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the portfolio's commodity-linked derivative investments may result in the portfolio's performance diverging from the DJ-UBS Index, perhaps materially. For example, a structured note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the DJ-UBS Index that exceed the limits.

CREDIT RISK

The issuer of a debt instrument or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the portfolio's investment in that issuer.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio also may use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity exposure risks, correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from commodity-linked notes or swap agreements, from writing uncovered call options and from speculative short sales are unlimited.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

FOCUS RISK

The portfolio will be exposed to the performance of commodities in the DJ-UBS Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors. If the portfolio is exposed to a significant extent to a particular commodity or subset of commodities, the portfolio will be more exposed to the specific risks relating to such commodity or commodities and will be subject to greater volatility than if it were more broadly diversified among commodity sectors.

FUTURES CONTRACTS RISK

The risks associated with the portfolio's use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the portfolio has insufficient cash to meet margin requirements, the portfolio may need to sell other investments, including at disadvantageous times.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income instruments, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value.

LEVERAGING RISK

The portfolio may invest in certain derivatives that provide leveraged exposure. The portfolio's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the portfolio to lose more than the amount it invested in those instruments. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

LIQUIDITY RISK

Certain portfolio holdings, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

PORTFOLIO TURNOVER RISK

The portfolio expects to engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

STRUCTURED NOTE RISK

The value of a structured note will be influenced by time to maturity, level of supply and demand for the type of note, interest rate and market volatility, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the reference asset. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note.

SUBSIDIARY RISK

By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. These risks are described elsewhere in this Prospectus.

The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by Credit Suisse Asset Management, LLC ("Credit Suisse"), making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. The portfolio's Board of Trustees has oversight responsibility for the investment activities of the portfolio, including its investment in the Subsidiary, and the portfolio's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the portfolio.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to continue to operate as it does currently and could adversely affect the portfolio.

SWAP AGREEMENTS RISK

Swap agreements involve the risk that the party with whom the portfolio has entered into the swap will default on its obligation to pay the portfolio and the risk that the portfolio will not be able to meet its obligations to pay the other party to the agreement.

TAX RISK

In order to qualify as a Regulated Investment Company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be qualifying income. As a result, the portfolio's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy must be limited to a maximum of 10% of its gross income. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio's earnings and profits. If the portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the portfolio would be subject to diminished returns.

The portfolio has obtained a private letter ruling from the IRS confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Code. In addition, the IRS has issued a private letter ruling to the portfolio confirming that income derived from the portfolio's investment in its Subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity index-linked notes.

The IRS has recently announced an internal review of its regulatory approach with respect to commodity-related investments by U.S. mutual funds. The IRS has placed a moratorium on the issuance of any additional private letter rulings to U.S. mutual funds.

The IRS, after completion of its internal review, may significantly change its regulatory approach and adopt a regulatory approach to commodity-related investments resulting in significant restrictions on the portfolio's ability to invest as previously anticipated.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Simply defined, risk is the possibility that you will lose money or not make money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how portfolio performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time to that of a broad-based securities market index. The table also compares the portfolio's performance to the DJ-UBS Index, which is currently composed of futures contracts on 22 physical commodities. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how portfolio performance has varied from year to year for up to 10 years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also compares the portfolio's performance to the DJ-UBS Index, which is currently composed of futures contracts on 22 physical commodities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-870-2874
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future performance.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	YEAR ENDED 12/31: Best quarter: 16.74% (Q2 08) Worst quarter: -28.82% (Q4 08) Inception date: 2/28/06
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.82%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)
Risk/Return:	rr_RiskReturnAbstract
One Year 2012	rr_AverageAnnualReturnYear01	(1.06%)
Five Years 2008-2012	rr_AverageAnnualReturnYear05	(5.17%)
Life of Portfolio	rr_AverageAnnualReturnSinceInception	(0.71%)
STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)
Risk/Return:	rr_RiskReturnAbstract
One Year 2012	rr_AverageAnnualReturnYear01	16.00%
Five Years 2008-2012	rr_AverageAnnualReturnYear05	1.66%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.77%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.59%	[1],[2]
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.34%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2006	rr_AnnualReturn2006	6.36%
Annual Return 2007	rr_AnnualReturn2007	17.33%
Annual Return 2008	rr_AnnualReturn2008	(33.72%)
Annual Return 2009	rr_AnnualReturn2009	19.48%
Annual Return 2010	rr_AnnualReturn2010	16.66%
Annual Return 2011	rr_AnnualReturn2011	(12.65%)
Annual Return 2012	rr_AnnualReturn2012	(2.09%)
One Year 2012	rr_AverageAnnualReturnYear01	(2.09%)
Five Years 2008-2012	rr_AverageAnnualReturnYear05	(4.60%)
Life of Portfolio	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006

[1]	The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). "Other Expenses" include expenses of both the portfolio and the subsidiary.
[2]	The expense information in the table has been restated to reflect current fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013